Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income from continuing operations	$ 2,074	$ 1,940
(Income) loss from continuing operations attributable to non-controlling interests	(43)	6
Net income attributable to Magna International Inc. from continuing operations	2,031	1,946
Income from discontinued operations, net of tax		67
Net income attributable to Magna International Inc.	$ 2,031	$ 2,013
Basic	391.0	407.5
Stock options and restricted stock	2.2	5.2
Diluted	393.2	412.7